Schedule of Segment Reporting Information, Total Assets by Segment (Details) (USD $)	12 Months Ended
Dec. 31, 2012
Consolidated Segment Data Schedule Of Segment Reporting Information, Total Assets By Segment 1	$ 0
Consolidated Segment Data Schedule Of Segment Reporting Information, Total Assets By Segment 2	764,802
Consolidated Segment Data Schedule Of Segment Reporting Information, Total Assets By Segment 3	0
Consolidated Segment Data Schedule Of Segment Reporting Information, Total Assets By Segment 4	0
Consolidated Segment Data Schedule Of Segment Reporting Information, Total Assets By Segment 5	374,518
Consolidated Segment Data Schedule Of Segment Reporting Information, Total Assets By Segment 6	0
Consolidated Segment Data Schedule Of Segment Reporting Information, Total Assets By Segment 7	0
Consolidated Segment Data Schedule Of Segment Reporting Information, Total Assets By Segment 8	1,990,680
Consolidated Segment Data Schedule Of Segment Reporting Information, Total Assets By Segment 9	0
Consolidated Segment Data Schedule Of Segment Reporting Information, Total Assets By Segment 10	0
Consolidated Segment Data Schedule Of Segment Reporting Information, Total Assets By Segment 11	$ 3,130,000